OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	2018	2017
Asset retirement obligations	$3,886	$4,327
Share-based compensation	124	414
Risk management (note 19)	17	103
Deferred purchase consideration (1) (2)	118	469
Other	80	96
	4,225	5,409
Less: current portion	335	1,012
	$3,890	$4,397
(1) Includes $118 million of deferred purchase consideration at December 31, 2018, payable in annual installments of $25 million over the next five years.
(2) Includes $469 million (US$375 million) of deferred purchase consideration at December 31, 2017, paid to Marathon in March 2018.

Summary of asset retirement obligations
Reconciliations of the discounted asset retirement obligations were as follows:

	2018	2017	2016
Balance – beginning of year	$4,327	$3,243	$2,950
Liabilities incurred	19	12	3
Liabilities acquired, net	6	784	30
Liabilities settled	(290)	(274)	(267)
Asset retirement obligation accretion	186	164	142
Revision of cost, inflation rates and timing estimates	(111)	(40)	(68)
Change in discount rate	(334)	509	493
Foreign exchange adjustments	83	(71)	(40)
Balance – end of year	3,886	4,327	3,243
Less: current portion	186	92	95
	$3,700	$4,235	$3,148
Segmented Asset Retirement Obligations

	2018	2017
Exploration and Production
North America	$1,665	$1,840
North Sea	707	755
Offshore Africa	134	245
Oil Sands Mining and Upgrading	1,379	1,486
Midstream	1	1
	$3,886	$4,327

Summary of share-based compensation liability

	2018	2017	2016
Balance – beginning of year	$414	$426	$128
Share-based compensation (recovery) expense	(146)	134	355
Cash payment for stock options surrendered	(5)	(6)	(7)
Transferred to common shares	(120)	(154)	(117)
(Recovered from) charged to Oil Sands Mining and Upgrading, net	(19)	14	67
Balance – end of year	124	414	426
Less: current portion	92	348	368
	$32	$66	$58

Disclosure of weighted average assumptions used
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2018	2017	2016
Fair value	$3.33	$11.82	$11.41
Share price	$32.94	$44.92	$42.79
Expected volatility	27.4%	27.1%	30.7%
Expected dividend yield	4.1%	2.5%	2.3%
Risk free interest rate	1.9%	1.8%	0.9%
Expected forfeiture rate	4.2%	5.0%	5.0%
Expected stock option life (1)	4.4 years	4.5 years	4.6 years

(1)	At original time of grant.